Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 3,475
Payments for computer systems under non-cancelable contracts	8,036	¥ 6,486	¥ 7,139
Estimated construction costs	128,449
Total unused credit and capital amount available	436,784
Guarantee Obligations Maximum Exposure	1,153,273	1,147,392
Guarantee Obligations Current Carrying Value	60,458	63,843
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,121,074	1,857,499
Provision for credit losses for off balance sheet credit exposure reversals	4,449	7,437
Other Liabilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	22,120	26,094
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	436,414	469,377
Guarantee Obligations Current Carrying Value	4,895	4,768
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	563,000	690,000
Guarantee Obligations Current Carrying Value	¥ 2,317	¥ 1,998